Long Term Debt - Summary of Long Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Long term debt
Total debt	₨ 94,580	$ 1,293.1	₨ 88,889
Current and Noncurrent
Current portion of long-term debt	4,658	63.7	2,303
Long-term debt	89,922	1,229.4	86,586
Secured Foreign Currency Term Loans [Member]
Long term debt
Secured debt	73,200	1,000.8	71,944
Secured Indian Rupee Term Loans [Member]
Long term debt
Secured debt	₨ 21,380	$ 292.3	₨ 16,945